Revenue	3 Months Ended
Mar. 31, 2025
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended March 31,
	2025	2024
	(EUR’000)
Revenue
Commercial products	96,028	66,499
Rendering of services and clinical supply	3,524	4,625
Licenses	1,402	24,770
Total revenue	100,954	95,894
Specified per geographical area
Europe (1)	21,328	1,567
North America	73,686	92,681
Rest of world	5,940	1,646
Total revenue	100,954	95,894
(1)
For the three months ended March 31, 2025, Denmark, the country of domicile, contributed with €2.4 million of revenue. For the three months ended March 31, 2024, no revenue was attributable to Denmark.

Revenue from Commercial Products

Revenue from sale of commercial products were as follows:

	Three Months Ended March 31,
	2025	2024
	(EUR’000)
Revenue from commercial products
SKYTROFA®	51,340	65,005
YORVIPATH®	44,688	1,494
Total revenue from commercial products	96,028	66,499

In the U.S., the Company has established an integrated organization to commercialize the Company’s approved Endocrinology Rare Disease products, SKYTROFA® and YORVIPATH®. In Europe, the Company is expanding its presence by building integrated organizations in select countries (“Europe Direct”), where the Company has launched SKYTROFA and YORVIPATH. Beyond the U.S. and Europe Direct, SKYTROFA and YORVIPATH may also be sold through exclusive distribution agreements with geographic market leaders (“International Markets”) and under certain strategic collaboration agreements.

YORVIPATH and SKYTROFA is approved by the U.S. Food and Drug Administration (“FDA”) and authorized by the European Commission (“EC”) and other regulatory agencies. The Company began selling YORVIPATH in Europe in the first quarter of 2024 and in the U.S. in December 2024. The Company began selling SKYTROFA in the U.S. in the fourth quarter of 2021 and in Europe in the third quarter of 2023.

Other Revenue

Other revenue is attributable to collaborations and license agreements, and relates to Novo Nordisk A/S (“Novo Nordisk”), Eyconis, Inc. (“Eyconis”), Teijin Limited (“Teijin”) and VISEN. Under the collaborations and license agreements, the Company provides various research and development services and clinical supply. Costs associated with these activities are presented as cost of sales in the unaudited condensed consolidated statement of profit or loss.

For the three months ended March 31, 2025, no revenue from royalties or milestones has been recognized under the collaborations and license agreements.